Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Inventory	Inventory as of December 31, 2022 and 2021 consisted of:

	December 31, 2022	December 31, 2021
Raw materials	$9,116,824	$8,253,104
Work in process	3,165,876	2,480,979
Finished goods	12,975,669	13,685,571
Inventory	$25,258,369	$24,419,654
Inventory at March 31, 2023, and December 31, 2022, consists of:

	March 31, 2023	December 31, 2022
Raw materials	$10,083,241	$9,116,824
Work in process	3,236,331	3,165,876
Finished goods	11,943,087	12,975,669
Inventory	25,262,659	25,258,369

Schedule of Computation of Basic and Diluted EPS

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Net loss	Shares	Per Share Amount	Net loss	Shares	Per Share Amount
Basic EPS
Loss available to stockholders	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Loss available to stockholders plus assumed conversions	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights for the three months ended March 31, 2023 and 2022:

	For the Three Months Ended March 31, 2023			For the Three Months Ended March 31, 2022
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic EPS
Net loss	$(5,769,143)	24,901,733	$(0.23)	$(3,999,560)	22,879,056	$(0.17)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(5,769,143)	24,901,733	$(0.23)	$(3,999,560)	22,879,056	$(0.17)

Disaggregation of Revenue

	Year ended December 31,
	2022	2021
Sale of goods
Circuit boards and cables	$18,780,769	$15,700,902
Supplements	12,889,992	11,674,220
Electronics	41,191,146	1,543,469
Total sale of goods	72,861,907	28,918,591

Sale of services
Construction contracts	30,098,249	22,462,399
Drone 3D mapping	1,602,846	259,823
Total sale of services	31,701,095	22,722,222
Total revenues	$104,563,002	$51,640,813
The following tables presents our revenues disaggregated by type for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$9,320,821	$—	$7,555,918	$—	$16,876,739
Sale of services	4,146,004	—	2,970,087	—	368,883	7,484,974
Total revenues	$4,146,004	$9,320,821	$2,970,087	$7,555,918	$368,883	$24,361,713

	Three Months Ended March 31, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$8,648,095	$—	$9,793,988	$—	$18,442,083
Sale of services	4,056,204	—	2,687,981	—	405,886	7,150,071
Total revenues	$4,056,204	$8,648,095	$2,687,981	$9,793,988	$405,886	$25,592,154

Schedule of Accounts Receivable, Allowance for Credit Loss	The consolidated statement of income for the three months ended March 31, 2023, reflects the measurement of credit losses for newly recognized financial assets as well as any changes to historical financial assets.

Allowance for Doubtful Accounts
Balance as of December 31, 2022	$52,531
Additions charged to expense	153,243
Accounts written-off	(18,937)
Balance as of March 31, 2023	$186,837